Other Financial Information (Summary Of Changes In Operating Working Capital) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Financial Information [Abstract]
Accounts receivable	$ 59,519	$ 325,063	$ (168,480)
Inventories	750	4,011	(5,183)
Prepaid expenses	477	(7,755)	(1,242)
Accounts payable and accrued liabilities	(53,234)	(271,379)	231,643
Income taxes payable	(37,325)	6,892	4,216
Current deferred income tax liabilities	(6,662)	(5,628)	1,539
Net decrease in noncash operating working capital	$ (36,475)	$ 51,204	$ 62,493